LOANS AND BORROWINGS - Non-current (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of non-current loans and borrowings [line items]
Loans		¥ 1,279	¥ 1,085
Notes		117,079	129,713
Total		¥ 118,358	¥ 130,798	$ 18,191
For Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Final maturity	[1]	With maturity through to 2021.	With maturity through to 2021.
Loans	[1]	¥ 502	¥ 758
Notes	[1]	0	0
Total	[1]	¥ 502	¥ 758
For Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate	[1]	0.19%	0.19%
For Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate	[1]	0.335%	0.335%
For Tangguh LNG III Project [member]
Disclosure of non-current loans and borrowings [line items]
Final maturity	[2]	With maturity through 2021 to 2029.	With maturity through 2021 to 2029.
Loans	[2]	¥ 777	¥ 327
Notes	[2]	0	0
Total	[2]	¥ 777	¥ 327
For Tangguh LNG III Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate	[2]	1.37%	1.37%
For Tangguh LNG III Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate	[2]	3.45%	3.45%
Notes [member]
Disclosure of non-current loans and borrowings [line items]
Loans		¥ 0	¥ 0
Notes		117,079	129,713
Total		¥ 117,079	¥ 129,713

[1]	In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated October 29, 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of approximately US$135,163,308.28. A letter of credit agreement was signed between the Company and Talisman Energy Inc. ("Talisman") with execution of the agreement in respect of the sale of a 3.05691% interest of the Company in the Tangguh LNG Project to Talisman. Accordingly, Talisman has delivered valid and unexpired standby letters of credit to the Company (as the beneficiary) as a counter-guarantee to offset the exposure of the Company's guarantee for the aforesaid interest of 3.05691% in respect of the Tangguh LNG Project financing. The amount of the standby letters of credit was US$30 million. In February 2017, the standby letters of credit were withdrawn as the Company transferred the 3.05691% guarantee obligations to BP Corporation North America Inc..
[2]	In connection with the financing for the third LNG process train of Tangguh LNG Project in Indonesia, the Company delivered two guarantees dated August 3, 2016, in favor of Mizuho Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks and Indonesian local commercial banks under two commercial loan agreements with aggregate loan amount of US$2,145 million. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreements and is subject to an aggregate maximum cap of approximately US$573 million.